Provision for decommissioning costs (Details 3) $ in Millions	Dec. 31, 2025 USD ($)
Increase Of 05 Percentage Points [Member]
IfrsStatementLineItems [Line Items]
Effects on provision for decommissioning costs	$ (1,739)
Effects on carrying amounts of assets	(1,574)
Effects on other income and expenses	(165)
Decrease Of 05 Percentage Points [Member]
IfrsStatementLineItems [Line Items]
Effects on provision for decommissioning costs	1,914
Effects on carrying amounts of assets	1,747
Effects on other income and expenses	$ 167